Expense Example - FidelityAdvisorValueLeadersFund-AMCIPRO - FidelityAdvisorValueLeadersFund-AMCIPRO - Fidelity Advisor Value Leaders Fund	Dec. 30, 2024 USD ($)
Fidelity Advisor Value Leaders Fund - Class A
Expense Example:
1 year	$ 685
3 years	956
5 years	1,255
10 years	2,102
Fidelity Advisor Value Leaders Fund - Class C
Expense Example:
1 year	293
3 years	635
5 years	1,112
10 years	2,237
Fidelity Advisor Value Leaders Fund - Class M
Expense Example:
1 year	488
3 years	814
5 years	1,170
10 years	2,171
Fidelity Advisor Value Leaders Fund - Class I
Expense Example:
1 year	92
3 years	316
5 years	564
10 years	$ 1,275